Schedule of activities of subsidiaries (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basel Medical Group Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)	Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)
Principal activities	Other holding companies	Other holding companies
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Singapore Sports & Orthopaedic Clinic Pte. Ltd. [member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Sports & Orthopaedic Clinic Pte. Ltd.	Singapore Sports & Orthopaedic Clinic Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Singapore Sports & Orthopaedic Services Pte. Ltd. [member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Sports & Orthopaedic Services Pte. Ltd.	Singapore Sports & Orthopaedic Services Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
SSOC Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Pte. Ltd.	SSOC Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
SSOS Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOS Pte. Ltd.	SSOS Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Singapore Knee Sports and Orthopaedic Clinic Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.	Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Singapore Knee, Sports & Orthopaedic Services Pte. Ltd. [member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.	Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Pharma Avenue Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)	Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)
Principal activities	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Eyetrust Medical Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Eyetrust Medical Pte. Ltd.	Eyetrust Medical Pte. Ltd.
Principal activities	Specialized medical services (including day surgical centres)	Specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	65.00%	(0.00%)
Basel Medflow Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Basel Medflow Pte. Ltd.	Basel Medflow Pte. Ltd.
Principal activities	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	(0.00%)	60.00%
SSOC Orchard Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Orchard Pte. Ltd.	SSOC Orchard Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	53.00%	(0.00%)
SSOC Farrer Park Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Farrer Park Pte. Ltd.	SSOC Farrer Park Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	53.00%	(0.00%)
SSOC Novena Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Novena Pte. Ltd.	SSOC Novena Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	53.00%	(0.00%)
Bethesda Medical Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Bethesda Medical Pte. Ltd.	Bethesda Medical Pte. Ltd.
Principal activities	Clinics and other general medical services (western)	Clinics and other general medical services (western)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Oasis Medical Clinic Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Oasis Medical Clinic Pte. Ltd.	Oasis Medical Clinic Pte. Ltd.
Principal activities	Clinics and other general medical services (western)	Clinics and other general medical services (western)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%